Vanguard® Explorer™ Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Communication Services (2.9%)
	New York Times Co. Class A	1,880,966	97,603
*	Live Nation Entertainment Inc.	609,959	90,091
	Cinemark Holdings Inc.	2,773,769	74,531
*	Cargurus Inc.	1,496,920	49,129
*	Take-Two Interactive Software Inc.	209,131	46,580
	Electronic Arts Inc.	290,487	44,296
*	Ziff Davis Inc.	1,191,262	37,072
*	Reddit Inc. Class A	176,826	28,396
	Iridium Communications Inc.	818,971	20,032
*	Yelp Inc.	335,280	11,544
*	Roku Inc.	120,843	11,379
*	ZipRecruiter Inc. Class A	2,456,569	10,318
*	fuboTV Inc.	2,581,616	10,275
*	AST SpaceMobile Inc.	162,188	8,623
*	IAC Inc.	202,090	7,942
*	Lumen Technologies Inc.	1,669,633	7,430
*	EverQuote Inc. Class A	219,771	5,404
*	Magnite Inc.	180,080	4,144
	Playtika Holding Corp.	643,324	2,866
*	Bandwidth Inc. Class A	138,727	1,930
*	Mediaalpha Inc. Class A	168,749	1,691
*	Bumble Inc. Class A	171,951	1,338
*	Anterix Inc.	47,158	1,047
	IDT Corp. Class B	14,504	854
	Sinclair Inc.	52,617	761
*	QuinStreet Inc.	35,944	590
			575,866
Consumer Discretionary (12.7%)
	Wingstop Inc.	406,655	153,447
*	Burlington Stores Inc.	530,296	144,750
	Texas Roadhouse Inc.	665,446	123,194
	Somnigroup International Inc.	1,436,708	103,989
	Patrick Industries Inc.	978,544	95,154
*,1	Valvoline Inc.	2,558,496	90,187
*	Shake Shack Inc. Class A	707,118	85,095
	Levi Strauss & Co. Class A	4,310,541	84,875
	Churchill Downs Inc.	775,421	83,001
	Cheesecake Factory Inc.	1,270,468	81,196
	Gentex Corp.	2,780,961	73,473
*	Life Time Group Holdings Inc.	2,554,842	73,375
	Meritage Homes Corp.	1,071,750	72,172
*	Chewy Inc. Class A	1,885,924	69,213
*	YETI Holdings Inc.	1,780,700	65,423
*	Light & Wonder Inc.	601,284	57,916
*	Champion Homes Inc.	945,716	57,594
*	Ollie's Bargain Outlet Holdings Inc.	375,239	51,269
	Domino's Pizza Inc.	104,311	48,318
*	Abercrombie & Fitch Co. Class A	469,917	45,121
*	Five Below Inc.	319,858	43,667
	Acushnet Holdings Corp.	534,725	42,575
	Installed Building Products Inc.	203,445	41,155
*	Boot Barn Holdings Inc.	239,090	41,100
*	Duolingo Inc.	118,063	40,915
*	DraftKings Inc. Class A	906,756	40,840
*	Floor & Decor Holdings Inc. Class A	479,336	36,736
	Tractor Supply Co.	581,609	33,123
*	Norwegian Cruise Line Holdings Ltd.	1,151,132	29,423
	Academy Sports & Outdoors Inc.	566,331	28,764
*	Bright Horizons Family Solutions Inc.	229,007	25,901

		Shares	Market Value ($000)
*	Brinker International Inc.	154,706	24,382
*	Deckers Outdoor Corp.	217,668	23,110
	Travel & Leisure Co.	368,364	21,826
	Tapestry Inc.	194,467	21,008
*	Viking Holdings Ltd.	336,027	19,731
	Pool Corp.	62,023	19,112
*	Planet Fitness Inc. Class A	171,842	18,763
	Hasbro Inc.	221,937	16,681
*	Sweetgreen Inc. Class A	1,273,710	16,405
*	Frontdoor Inc.	268,126	15,685
*	Cavco Industries Inc.	36,243	14,630
*	Adtalem Global Education Inc.	127,947	14,620
*	Sally Beauty Holdings Inc.	1,322,338	12,880
*	Etsy Inc.	220,047	12,822
*	Coursera Inc.	968,374	12,240
*	National Vision Holdings Inc.	452,125	10,969
*	Urban Outfitters Inc.	137,730	10,368
*	Warby Parker Inc. Class A	416,187	9,968
*	Fox Factory Holding Corp.	298,765	9,073
*	BJ's Restaurants Inc.	253,830	8,993
*	Universal Technical Institute Inc.	276,355	8,904
	Ralph Lauren Corp.	29,730	8,882
*	Sportradar Group AG Class A	290,902	8,602
	Monarch Casino & Resort Inc.	81,588	8,400
	Build-A-Bear Workshop Inc.	147,976	7,504
	Buckle Inc.	148,238	7,318
*	Dorman Products Inc.	59,135	7,133
*	Tri Pointe Homes Inc.	224,461	6,913
*	Udemy Inc.	879,176	6,691
*	Carvana Co.	14,288	5,575
	Upbound Group Inc.	262,825	5,423
*	Taylor Morrison Home Corp.	90,789	5,382
*	Modine Manufacturing Co.	39,519	5,318
*	Visteon Corp.	47,142	5,240
	Super Group SGHC Ltd.	473,021	5,085
	Carriage Services Inc.	80,893	3,634
*	Hanesbrands Inc.	880,279	3,600
*	Gentherm Inc.	100,935	3,234
	OneSpaWorld Holdings Ltd.	141,693	3,134
*	American Public Education Inc.	99,958	2,951
*	Grand Canyon Education Inc.	17,352	2,926
*	ThredUP Inc. Class A	311,562	2,573
*	Dutch Bros Inc. Class A	43,286	2,566
	Red Rock Resorts Inc. Class A	40,290	2,472
	Perdoceo Education Corp.	81,734	2,352
*	Peloton Interactive Inc. Class A	322,735	2,304
*	Stitch Fix Inc. Class A	467,071	2,209
*	Sonos Inc.	178,180	1,926
	Kontoor Brands Inc.	33,463	1,863
*	Sabre Corp.	590,708	1,790
*	Groupon Inc.	53,312	1,644
	Steven Madden Ltd.	61,499	1,476
	Standard Motor Products Inc.	40,577	1,232
*	Genesco Inc.	47,065	1,132
	Wendy's Co.	110,744	1,091
	Bloomin' Brands Inc.	115,424	1,052
	Toll Brothers Inc.	8,698	1,029
	Dine Brands Global Inc.	45,169	1,021
*	Accel Entertainment Inc.	54,073	695
*	Leslie's Inc.	481,499	179
			2,528,682
Consumer Staples (2.7%)
	Casey's General Stores Inc.	166,350	86,524
*	Simply Good Foods Co.	2,504,606	76,290
*	Performance Food Group Co.	720,814	72,370
*	Freshpet Inc.	789,029	53,907
*	BJ's Wholesale Club Holdings Inc.	493,243	52,234
*	BellRing Brands Inc.	743,611	40,586
	Turning Point Brands Inc.	392,104	32,521

		Shares	Market Value ($000)
*	Sprouts Farmers Market Inc.	211,507	32,052
*	e.l.f. Beauty Inc.	251,592	30,490
	PriceSmart Inc.	140,468	15,100
	Pilgrim's Pride Corp.	310,155	14,698
	Cal-Maine Foods Inc.	75,045	8,341
*	Herbalife Ltd.	727,536	6,693
	Coca-Cola Consolidated Inc.	58,660	6,555
	Energizer Holdings Inc.	210,517	4,741
	Utz Brands Inc.	303,660	3,957
	John B Sanfilippo & Son Inc.	39,124	2,477
*	Celsius Holdings Inc.	34,331	1,557
*	Boston Beer Co. Inc. Class A	7,409	1,534
*	Honest Co. Inc.	187,347	864
	Dole plc	41,105	585
	Natural Grocers by Vitamin Cottage Inc.	11,833	448
			544,524
Energy (3.5%)
	Viper Energy Inc.	4,027,220	151,665
*	Antero Resources Corp.	4,237,198	148,005
	Magnolia Oil & Gas Corp. Class A	4,709,555	112,182
	Matador Resources Co.	1,035,917	51,672
*	Seadrill Ltd.	1,632,746	47,611
	Expand Energy Corp.	432,320	45,298
	TechnipFMC plc	1,209,453	43,988
	Weatherford International plc	498,263	28,177
	Antero Midstream Corp.	791,848	14,530
*	Oceaneering International Inc.	411,082	8,920
	Crescent Energy Co. Class A	783,844	7,243
	Permian Resources Corp.	425,626	6,027
*	Gulfport Energy Corp.	26,722	4,653
*	Centrus Energy Corp. Class A	13,507	2,909
*	REX American Resources Corp.	44,276	2,315
	SM Energy Co.	69,383	1,914
	Archrock Inc.	76,714	1,792
*	Hallador Energy Co.	94,534	1,668
	Ovintiv Inc. (XNYS)	38,529	1,587
	Aris Water Solutions Inc. Class A	70,430	1,498
*	TETRA Technologies Inc.	352,674	1,446
*	Amplify Energy Corp.	363,162	1,380
	Berry Corp.	419,315	1,266
	Dorian LPG Ltd.	38,251	1,101
	VAALCO Energy Inc.	217,663	810
*	BKV Corp.	32,413	669
*	Infinity Natural Resources Inc. Class A	38,068	568
			690,894
Financials (12.4%)
	Houlihan Lokey Inc.	916,120	174,667
	Cadence Bank	3,822,690	133,221
	Synovus Financial Corp.	2,777,962	131,231
	Prosperity Bancshares Inc.	1,757,604	117,092
	Morningstar Inc.	373,399	103,230
	First American Financial Corp.	1,695,785	101,832
	Voya Financial Inc.	1,426,186	99,833
	Pinnacle Financial Partners Inc.	1,066,925	93,772
	HA Sustainable Infrastructure Capital Inc.	3,444,667	89,458
	StepStone Group Inc. Class A	1,422,551	84,443
	Assured Guaranty Ltd.	983,995	83,226
	Assurant Inc.	374,314	70,109
	Piper Sandler Cos.	217,781	68,671
	Ryan Specialty Holdings Inc.	1,119,325	68,491
	MGIC Investment Corp.	2,511,047	65,036
*	Toast Inc. Class A	1,282,091	62,617
*,1	Shift4 Payments Inc. Class A	607,030	62,524
*	Palomar Holdings Inc.	424,096	56,188
	FirstCash Holdings Inc.	366,045	48,790
	Tradeweb Markets Inc. Class A	345,353	47,849
	Wintrust Financial Corp.	371,778	47,580
	Evercore Inc. Class A	152,751	45,999
	UMB Financial Corp.	401,250	44,133

		Shares	Market Value ($000)
*	Remitly Global Inc.	2,653,565	43,784
*	Euronet Worldwide Inc.	403,263	39,189
	Hamilton Lane Inc. Class A	223,834	34,090
	Equitable Holdings Inc.	634,020	32,557
*	Robinhood Markets Inc. Class A	314,889	32,449
	Kinsale Capital Group Inc.	72,896	32,125
	WisdomTree Inc.	2,049,439	27,196
	Moelis & Co. Class A	327,159	22,947
	BGC Group Inc. Class A	2,369,552	21,966
*	Encore Capital Group Inc.	590,563	21,780
*	SoFi Technologies Inc.	945,613	21,352
	Popular Inc.	159,255	18,247
*	Affirm Holdings Inc.	263,618	18,074
*	NMI Holdings Inc.	463,102	17,283
	Everest Group Ltd.	47,254	15,868
*	Upstart Holdings Inc.	186,390	15,235
	Virtus Investment Partners Inc.	66,714	12,896
*,1	Chime Financial Inc. Class A	331,557	11,409
*	Skyward Specialty Insurance Group Inc.	212,017	10,724
	Federated Hermes Inc.	215,625	10,689
	First BanCorp (XNYS)	420,119	8,751
	Acadian Asset Management Inc.	179,366	7,496
*	Payoneer Global Inc.	1,140,828	7,495
	Victory Capital Holdings Inc. Class A	102,737	7,080
*	StoneCo. Ltd. Class A	513,685	6,565
	Bank of NT Butterfield & Son Ltd.	142,747	6,496
*	Marqeta Inc. Class A	902,733	5,146
	Pathward Financial Inc.	63,033	4,767
*	Bowhead Specialty Holdings Inc.	145,439	4,727
	PROG Holdings Inc.	120,278	3,830
	Community Financial System Inc.	67,577	3,561
	Banc of California Inc.	235,074	3,413
	HCI Group Inc.	23,024	3,224
	WesBanco Inc.	97,225	2,929
*	Dave Inc.	11,285	2,661
*	Trupanion Inc.	55,658	2,639
*	SiriusPoint Ltd.	132,256	2,594
	Provident Financial Services Inc.	131,297	2,392
*	Heritage Insurance Holdings Inc.	112,677	2,376
*	Root Inc. Class A	19,466	2,356
	Universal Insurance Holdings Inc.	85,537	2,022
	Northrim BanCorp Inc.	20,766	1,735
*	International Money Express Inc.	184,482	1,658
	P10 Inc. Class A	89,491	1,101
	EVERTEC Inc.	16,535	598
	Selective Insurance Group Inc.	6,993	545
	AMERISAFE Inc.	12,076	541
			2,458,550
Health Care (16.8%)
*	Doximity Inc. Class A	2,272,062	133,484
*	Medpace Holdings Inc.	265,896	113,591
*	Globus Medical Inc. Class A	2,112,868	111,200
*	Insmed Inc.	1,002,008	107,495
*	Option Care Health Inc.	3,210,249	94,221
	Encompass Health Corp.	822,395	90,554
*	Penumbra Inc.	350,297	88,369
*	Haemonetics Corp.	1,183,601	87,634
*	Exact Sciences Corp.	1,839,226	86,352
*	Halozyme Therapeutics Inc.	1,328,252	79,655
*	Ionis Pharmaceuticals Inc.	1,821,530	78,289
*	Glaukos Corp.	892,768	76,858
*	Insulet Corp.	257,368	74,225
*	ICON plc	403,750	68,310
*	Exelixis Inc.	1,819,834	65,914
*	Neurocrine Biosciences Inc.	510,641	65,479
	Bio-Techne Corp.	1,097,035	60,041
*	Natera Inc.	431,584	57,686
*	Veracyte Inc.	2,344,010	55,108
*	HealthEquity Inc.	562,107	54,524

		Shares	Market Value ($000)
*	Avidity Biosciences Inc.	1,459,891	53,593
*	iRhythm Technologies Inc.	341,314	47,845
*	Revolution Medicines Inc.	1,237,407	46,118
	ResMed Inc.	169,355	46,054
*	TG Therapeutics Inc.	1,241,807	44,084
*	Ascendis Pharma A/S ADR	250,342	43,434
*	Kymera Therapeutics Inc.	977,897	42,783
*	Ultragenyx Pharmaceutical Inc.	1,490,555	40,722
	STERIS plc	176,052	39,874
*	Ligand Pharmaceuticals Inc.	292,221	38,450
*	Align Technology Inc.	295,345	38,102
*	Dexcom Inc.	444,974	35,941
*	Waystar Holding Corp.	944,219	34,917
*	Cooper Cos. Inc.	484,195	34,228
*	Merit Medical Systems Inc.	397,508	33,733
*	Cytokinetics Inc.	894,974	33,687
*	Certara Inc.	3,382,144	33,280
*	Tandem Diabetes Care Inc.	2,126,845	33,136
*	Repligen Corp.	270,025	31,612
*	Alkermes plc	1,177,394	31,189
*	Supernus Pharmaceuticals Inc.	854,114	29,979
*	Progyny Inc.	1,250,980	29,411
*	Madrigal Pharmaceuticals Inc.	95,444	28,873
*	Crinetics Pharmaceuticals Inc.	981,220	28,053
*	IDEXX Laboratories Inc.	49,793	26,605
	Ensign Group Inc.	169,291	25,394
*	Schrodinger Inc.	1,145,206	23,282
*	RadNet Inc.	421,978	23,095
*	Apellis Pharmaceuticals Inc.	995,738	22,245
*	Hims & Hers Health Inc.	327,744	21,690
*	Hologic Inc.	323,157	21,593
*	Roivant Sciences Ltd.	1,831,032	20,801
*	Apogee Therapeutics Inc.	530,576	20,300
*	Rhythm Pharmaceuticals Inc.	210,546	17,945
*	PTC Therapeutics Inc.	339,524	17,693
*	TransMedics Group Inc.	140,533	16,719
*	Celldex Therapeutics Inc.	744,954	16,374
*	PROCEPT BioRobotics Corp.	329,683	15,993
*,1	Immatics NV	2,402,791	15,498
*	Illumina Inc.	146,123	15,008
*	Charles River Laboratories International Inc.	87,316	14,812
*	Viking Therapeutics Inc.	444,125	14,465
*	Arrowhead Pharmaceuticals Inc.	912,509	14,418
*	Veeva Systems Inc. Class A	48,445	13,768
*	Agios Pharmaceuticals Inc.	360,291	13,410
*	Legend Biotech Corp. ADR	342,539	13,383
*	Phreesia Inc.	475,380	12,816
*	Azenta Inc.	388,309	12,698
*	ACADIA Pharmaceuticals Inc.	524,179	12,491
*	Tenet Healthcare Corp.	73,165	11,800
*	Arvinas Inc.	1,555,299	11,571
*,1	Accelerant Holdings Class A	384,731	10,595
*,1	Structure Therapeutics Inc. ADR	582,447	10,368
*	Geron Corp. (XNGS)	8,782,392	10,100
*,1	Hinge Health Inc. Class A	217,802	9,790
*	LivaNova plc	222,253	9,377
*	Axogen Inc.	708,084	9,269
	Stevanato Group SpA	371,954	9,191
*	BioCryst Pharmaceuticals Inc.	1,088,437	8,860
*	10X Genomics Inc. Class A	638,179	8,583
*	Guardant Health Inc.	207,015	8,483
*	CorVel Corp.	91,137	8,075
*	Nuvalent Inc. Class A	100,079	7,841
*	QuidelOrtho Corp.	337,444	7,768
*	Inspire Medical Systems Inc.	59,602	7,423
*	Jazz Pharmaceuticals plc	59,681	6,841
*	Keros Therapeutics Inc.	454,005	6,501
*	Teladoc Health Inc.	889,048	6,410
*	Prothena Corp. plc	759,125	5,215
	Chemed Corp.	12,392	5,109

		Shares	Market Value ($000)
*	Catalyst Pharmaceuticals Inc.	225,640	4,813
*	Viridian Therapeutics Inc.	239,677	4,199
*	Castle Biosciences Inc.	275,891	4,180
*	LifeStance Health Group Inc.	984,585	3,919
*	Biohaven Ltd.	252,193	3,808
*	Ardelyx Inc.	859,333	3,644
*	Dyne Therapeutics Inc.	359,610	3,542
*	Arcutis Biotherapeutics Inc.	242,608	3,537
*	Arcus Biosciences Inc.	379,700	3,467
*	Kiniksa Pharmaceuticals International plc	110,694	3,350
*	Xencor Inc.	402,106	3,346
*	AnaptysBio Inc.	128,846	3,163
*	Travere Therapeutics Inc.	201,781	3,117
*	Beam Therapeutics Inc.	157,621	3,107
*	Organogenesis Holdings Inc.	668,022	3,086
*	Talkspace Inc.	1,258,340	3,058
*	Twist Bioscience Corp.	90,501	3,038
*	Adaptive Biotechnologies Corp.	291,724	2,987
*	Arcturus Therapeutics Holdings Inc.	244,593	2,986
*	Pacira BioSciences Inc.	140,519	2,964
*	Owens & Minor Inc.	427,424	2,962
*	AtriCure Inc.	83,314	2,924
*	Stoke Therapeutics Inc.	227,548	2,924
*	Bridgebio Pharma Inc.	57,956	2,740
*	Amneal Pharmaceuticals Inc.	346,664	2,711
*	CareDx Inc.	211,731	2,601
*	Puma Biotechnology Inc.	777,390	2,418
*	Lantheus Holdings Inc.	33,573	2,390
*	Pennant Group Inc.	105,128	2,331
*,1	Tempus AI Inc.	39,411	2,230
*	WaVe Life Sciences Ltd.	269,277	2,181
*	Rocket Pharmaceuticals Inc.	698,552	2,131
*	Day One Biopharmaceuticals Inc.	316,296	2,122
*	AdaptHealth Corp.	235,088	2,109
*	Vir Biotechnology Inc.	409,998	2,079
*	Terns Pharmaceuticals Inc.	338,167	1,971
*	Clover Health Investments Corp.	677,407	1,958
	CONMED Corp.	35,155	1,798
*	CytomX Therapeutics Inc.	820,461	1,797
*	Novocure Ltd.	152,209	1,761
*	Aurinia Pharmaceuticals Inc.	190,459	1,761
*	Ironwood Pharmaceuticals Inc.	2,234,593	1,707
*,1	Summit Therapeutics Inc. (XNMS)	64,440	1,699
*	Aldeyra Therapeutics Inc.	331,506	1,654
*,1	Agenus Inc.	290,646	1,604
*	Sarepta Therapeutics Inc.	96,303	1,581
*	Niagen Bioscience Inc.	168,651	1,577
	LeMaitre Vascular Inc.	19,310	1,569
*	Pediatrix Medical Group Inc.	126,346	1,548
*	Omnicell Inc.	49,260	1,528
*	Kura Oncology Inc.	245,051	1,483
*,1	Coherus Oncology Inc.	1,572,694	1,479
	Select Medical Holdings Corp.	98,792	1,461
*	Voyager Therapeutics Inc.	457,063	1,458
*	Esperion Therapeutics Inc.	1,010,754	1,435
*	Cogent Biosciences Inc.	124,816	1,425
*	ADMA Biologics Inc.	74,684	1,397
*	Harmony Biosciences Holdings Inc.	39,133	1,377
*	Xeris Biopharma Holdings Inc.	265,830	1,353
*	Praxis Precision Medicines Inc.	22,724	1,232
*	Evolus Inc.	130,336	1,163
*	Immunome Inc.	104,621	1,101
*	Tactile Systems Technology Inc.	108,595	1,084
*	SI-BONE Inc.	63,144	1,075
*	Alignment Healthcare Inc.	76,997	1,061
*	Novavax Inc.	149,401	994
	HealthStream Inc.	36,189	947
*	Bioventus Inc. Class A	140,343	915
*	Enanta Pharmaceuticals Inc.	119,191	903
*	Joint Corp.	81,335	898

		Shares	Market Value ($000)
*	Community Health Systems Inc.	344,091	895
*	Butterfly Network Inc.	491,429	840
*	CorMedix Inc.	67,433	787
*	LifeMD Inc.	75,399	785
*	Inmode Ltd.	55,713	761
*,1	Altimmune Inc.	196,429	725
*	Edgewise Therapeutics Inc.	50,693	723
*	4D Molecular Therapeutics Inc.	158,842	715
*	Quanterix Corp.	119,115	708
*	Mineralys Therapeutics Inc.	49,715	703
	iRadimed Corp.	11,870	692
*	Neumora Therapeutics Inc.	349,796	686
	Phibro Animal Health Corp. Class A	25,773	683
*	CG oncology Inc.	25,076	669
*	Nurix Therapeutics Inc.	56,250	633
*	Alector Inc.	416,287	620
*	Mersana Therapeutics Inc.	80,273	550
*	NeuroPace Inc.	60,230	513
*,1	Karyopharm Therapeutics Inc.	133,876	510
*	Codexis Inc.	186,328	499
*	Fulcrum Therapeutics Inc.	70,384	474
*	MannKind Corp.	120,726	456
*	Ardent Health Inc.	41,940	445
*	Atea Pharmaceuticals Inc.	81,077	295
*	MacroGenics Inc.	178,139	278
*	Corbus Pharmaceuticals Holdings Inc.	24,365	226
*	Aclaris Therapeutics Inc.	73,649	113
*,1,2	Cartesian Therapeutics Inc.	528,838	95
*	Precision BioSciences Inc.	11,410	54
*,2	OmniAb Inc. 12.5 Earnout	84,348	—
*,2	OmniAb Inc. 15 Earnout	84,348	—
			3,341,804
Industrials (21.9%)
	Applied Industrial Technologies Inc.	582,687	158,200
*	Kirby Corp.	1,587,166	151,273
	Ryder System Inc.	827,647	147,081
	Comfort Systems USA Inc.	208,311	146,505
	BWX Technologies Inc.	908,185	137,981
*	Clean Harbors Inc.	558,690	131,745
*	StandardAero Inc.	4,511,281	128,797
*	Middleby Corp.	852,828	123,831
*	RBC Bearings Inc.	303,697	117,634
	Acuity Inc.	373,544	116,303
	GATX Corp.	696,780	106,391
	AerCap Holdings NV	949,249	101,807
*	NEXTracker Inc. Class A	1,709,322	99,585
*	Fluor Corp.	1,678,962	95,315
	WESCO International Inc.	450,123	93,157
	Rush Enterprises Inc. Class A	1,703,399	92,222
	Science Applications International Corp.	820,712	91,493
*	API Group Corp.	2,481,601	89,511
	Zurn Elkay Water Solutions Corp.	1,918,445	84,891
*	Trex Co. Inc.	1,223,043	78,568
*	XPO Inc.	634,439	76,317
	Korn Ferry	1,018,133	72,155
*	RXO Inc.	4,457,182	68,863
*	Kratos Defense & Security Solutions Inc.	1,095,829	64,325
*	AeroVironment Inc.	239,131	64,001
	Advanced Drainage Systems Inc.	551,827	63,322
	FTAI Aviation Ltd.	440,155	60,570
	HEICO Corp. Class A	234,576	60,542
	Boise Cascade Co.	676,847	56,727
	Federal Signal Corp.	432,777	54,777
	WillScot Holdings Corp.	1,722,560	50,557
	AAON Inc.	601,822	50,252
	Vertiv Holdings Co. Class A	342,032	49,800
*	Bloom Energy Corp. Class A	1,246,656	46,612
	Alight Inc. Class A	8,451,078	45,298
	IDEX Corp.	248,737	40,671

		Shares	Market Value ($000)
	EMCOR Group Inc.	63,461	39,821
	Sensata Technologies Holding plc	1,218,731	37,488
	Verisk Analytics Inc.	129,462	36,082
*	Generac Holdings Inc.	183,263	35,679
*	GXO Logistics Inc.	711,215	35,354
	Curtiss-Wright Corp.	70,012	34,321
	RB Global Inc. (XTSE)	313,369	33,925
*	Rocket Lab Corp.	704,030	32,329
	Maximus Inc.	431,260	31,853
	JBT Marel Corp.	227,840	31,396
	Primoris Services Corp.	321,528	30,278
*	SiteOne Landscape Supply Inc.	219,166	30,208
*	Axon Enterprise Inc.	39,834	30,094
	Rockwell Automation Inc.	83,990	29,540
	TriNet Group Inc.	434,063	29,434
	Hubbell Inc.	64,872	28,380
*	ACV Auctions Inc. Class A	1,877,574	26,680
*	Sterling Infrastructure Inc.	91,230	24,412
	Griffon Corp.	296,609	24,105
*	Cimpress plc	424,421	23,475
*	Casella Waste Systems Inc. Class A	187,218	20,356
*	Saia Inc.	66,242	20,021
	Regal Rexnord Corp.	129,537	19,804
	EnerSys	207,285	19,147
	GFL Environmental Inc. (XTSE)	374,949	18,875
	Watts Water Technologies Inc. Class A	70,804	18,573
*	Paylocity Holding Corp.	98,527	18,216
*	Karman Holdings Inc.	334,350	17,286
	ESCO Technologies Inc.	89,048	17,249
	Allison Transmission Holdings Inc.	176,436	15,892
*	Huron Consulting Group Inc.	119,615	15,799
*	SPX Technologies Inc.	85,578	15,609
	JB Hunt Transport Services Inc.	105,134	15,145
	Mueller Water Products Inc. Class A	588,744	14,577
*	Legalzoom.com Inc.	1,473,865	13,250
*	Lyft Inc. Class A	928,586	13,056
	CSG Systems International Inc.	203,290	12,697
	Pitney Bowes Inc.	1,093,327	12,420
*	Kornit Digital Ltd.	608,972	12,192
	Argan Inc.	48,422	11,862
*	Core & Main Inc. Class A	160,510	10,215
	MSA Safety Inc.	55,866	9,937
	Timken Co.	129,681	9,867
	Leonardo DRS Inc.	232,754	9,683
	Toro Co.	127,401	9,460
*	Upwork Inc.	752,373	8,998
	Powell Industries Inc.	30,337	7,193
	Interface Inc.	326,322	6,729
	Herc Holdings Inc.	56,635	6,616
*	Gibraltar Industries Inc.	97,465	6,436
*	MYR Group Inc.	31,336	6,064
*	Sun Country Airlines Holdings Inc.	516,040	5,981
	McGrath RentCorp.	44,790	5,589
*	DXP Enterprises Inc.	41,566	4,708
	Donaldson Co. Inc.	61,745	4,444
*	Loar Holdings Inc.	56,479	4,174
	Brady Corp. Class A	57,769	4,077
	Trinity Industries Inc.	170,736	3,978
*	American Superconductor Corp.	67,966	3,864
	REV Group Inc.	74,570	3,695
*	CoreCivic Inc.	179,271	3,593
	Genpact Ltd.	77,232	3,402
*	Dycom Industries Inc.	12,216	3,284
*	Hillman Solutions Corp.	412,933	3,258
*	Willdan Group Inc.	37,015	3,157
	ArcBest Corp.	40,440	2,957
	Enerpac Tool Group Corp.	75,395	2,903
	HNI Corp.	55,806	2,871
	Marten Transport Ltd.	230,514	2,803
*	Blue Bird Corp.	56,737	2,541

		Shares	Market Value ($000)
*	Energy Recovery Inc.	187,373	2,520
*	Avis Budget Group Inc.	14,396	2,451
*	Liquidity Services Inc.	102,329	2,444
*	Limbach Holdings Inc.	16,621	2,277
*	American Woodmark Corp.	36,513	1,921
	Costamare Inc.	176,445	1,780
*	Innodata Inc.	30,862	1,694
*	Planet Labs PBC	252,149	1,576
*	ExlService Holdings Inc.	36,030	1,565
*	Alaska Air Group Inc.	29,000	1,536
	Tennant Co.	18,010	1,487
	Allient Inc.	28,043	1,130
*	Astronics Corp.	29,364	1,061
	Lindsay Corp.	7,443	1,016
	Armstrong World Industries Inc.	5,219	982
	Worthington Enterprises Inc.	15,781	978
	Kforce Inc.	27,322	952
	Barrett Business Services Inc.	19,935	916
	Atkore Inc.	11,043	851
*	Hudson Technologies Inc.	84,041	789
	Douglas Dynamics Inc.	25,621	733
	Hyster-Yale Inc.	16,302	685
*	Franklin Covey Co.	32,242	635
	Insteel Industries Inc.	17,399	628
*	Thermon Group Holdings Inc.	21,383	605
	CRA International Inc.	3,363	594
*	Costamare Bulkers Holdings Ltd.	49,232	443
			4,360,685
Information Technology (18.2%)
*	Guidewire Software Inc.	1,188,394	268,838
*	Dynatrace Inc.	3,066,343	161,320
*	Coherent Corp.	1,429,261	153,788
*	Fabrinet	424,608	137,458
*	Wix.com Ltd.	964,817	131,244
*	Unity Software Inc.	3,912,615	130,525
*	CyberArk Software Ltd.	292,074	120,180
*	Pure Storage Inc. Class A	1,676,024	99,757
*	Procore Technologies Inc.	1,296,141	92,843
	Crane NXT Co.	1,555,687	92,314
*	Viavi Solutions Inc.	7,907,774	79,473
*	Teledyne Technologies Inc.	143,130	78,867
*	Cirrus Logic Inc.	755,637	76,100
	Power Integrations Inc.	1,521,807	73,838
*	Tower Semiconductor Ltd.	1,605,571	73,455
*	Manhattan Associates Inc.	327,675	71,977
*	Monday.com Ltd.	258,598	67,828
*	Trimble Inc.	739,339	62,023
*	Rubrik Inc. Class A	613,187	58,222
*	Silicon Laboratories Inc.	435,167	57,342
*	GLOBALFOUNDRIES Inc.	1,275,707	47,699
*	Lattice Semiconductor Corp.	947,094	47,194
*	Varonis Systems Inc.	843,460	47,090
*	PTC Inc.	204,036	43,829
*	Tyler Technologies Inc.	72,971	42,656
*	Allegro MicroSystems Inc.	1,283,947	40,329
*	SentinelOne Inc. Class A	2,180,600	39,992
*	MACOM Technology Solutions Holdings Inc.	290,579	39,850
*	Sprout Social Inc. Class A	2,165,536	37,139
*	Jamf Holding Corp.	4,601,828	36,539
*	Ciena Corp.	354,676	32,928
*	Credo Technology Group Holding Ltd.	294,296	32,829
*	Astera Labs Inc.	234,234	32,027
*	Elastic NV	367,568	30,765
*	Nutanix Inc. Class A	406,973	30,592
	Bentley Systems Inc. Class B	522,083	30,270
*	ON Semiconductor Corp.	534,133	30,104
*	Blackbaud Inc.	402,563	27,141
	Clear Secure Inc. Class A	916,599	26,957
*	Clearwater Analytics Holdings Inc. Class A	1,283,808	26,010

		Shares	Market Value ($000)
*	Ambarella Inc.	389,443	25,738
*	Alkami Technology Inc.	1,149,130	25,614
	Microchip Technology Inc.	373,670	25,256
*	Onto Innovation Inc.	264,819	25,092
*	Okta Inc.	237,121	23,190
*	Tenable Holdings Inc.	719,343	22,523
*	Extreme Networks Inc.	1,217,810	21,507
*	Braze Inc. Class A	768,862	21,428
*	nCino Inc.	765,899	21,388
*	Gitlab Inc. Class A	472,584	20,704
*,1	SailPoint Inc.	901,843	20,147
*	Calix Inc.	348,345	19,748
*	Commvault Systems Inc.	102,589	19,487
*	Dropbox Inc. Class A	689,725	18,740
*	Sanmina Corp.	155,036	17,990
	Cognex Corp.	437,599	17,841
*	RingCentral Inc. Class A	616,472	15,714
*,1	IonQ Inc.	344,791	13,747
*	Domo Inc. Class B	801,599	13,194
*	N-able Inc.	1,623,714	13,120
*	Semtech Corp.	240,099	12,269
*	Penguin Solutions Inc.	516,858	12,182
*	MaxLinear Inc.	765,651	12,113
*	Asana Inc. Class A	791,829	11,624
*	Arlo Technologies Inc.	705,251	11,425
*	PROS Holdings Inc.	704,720	11,057
	A10 Networks Inc.	592,943	10,922
*	Klaviyo Inc. Class A	347,905	10,820
*,1	Pagaya Technologies Ltd. Class A	352,452	10,591
*	ACI Worldwide Inc.	242,755	10,332
*	Consensus Cloud Solutions Inc.	499,563	10,081
*	UiPath Inc. Class A	837,192	9,837
*	Yext Inc.	1,203,549	9,773
*	Zeta Global Holdings Corp. Class A	609,982	9,546
*	LiveRamp Holdings Inc.	268,571	8,814
*,1	D-Wave Quantum Inc.	499,730	8,590
*	Workiva Inc.	130,652	8,340
	InterDigital Inc.	31,967	8,254
*	Rambus Inc.	107,879	7,975
*	nLight Inc.	375,302	7,885
*	Cellebrite DI Ltd.	562,617	7,865
*	CommScope Holding Co. Inc.	950,922	7,798
*	Q2 Holdings Inc.	95,369	7,744
*	Appian Corp. Class A	253,769	7,007
*	AppLovin Corp. Class A	17,357	6,781
*	DigitalOcean Holdings Inc.	242,634	6,760
	Pegasystems Inc.	110,044	6,461
*	Synopsys Inc.	9,448	5,985
*,1	Rigetti Computing Inc.	410,446	5,951
*	Harmonic Inc.	692,356	5,892
*,1	SoundHound AI Inc. Class A	524,102	5,414
*	BigCommerce Holdings Inc. Series 1	1,097,342	5,245
*	Impinj Inc.	32,493	5,023
*	Confluent Inc. Class A	282,272	5,003
*	Mirion Technologies Inc.	221,141	4,942
	Jabil Inc.	22,123	4,937
*	Freshworks Inc. Class A	371,937	4,831
*	Ouster Inc.	204,118	4,772
*	PagerDuty Inc.	276,535	4,458
*	Ultra Clean Holdings Inc.	191,345	4,309
	MKS Inc.	43,541	4,144
*	Evolv Technologies Holdings Inc.	595,711	3,905
*	Rapid7 Inc.	175,152	3,699
	Hackett Group Inc.	155,962	3,648
*	Five9 Inc.	134,484	3,474
*	CEVA Inc.	156,329	3,341
	Kulicke & Soffa Industries Inc.	91,860	3,009
*	PDF Solutions Inc.	127,689	2,839
*	Plexus Corp.	22,242	2,836
*	eGain Corp.	440,680	2,723

		Shares	Market Value ($000)
*	ADTRAN Holdings Inc.	281,693	2,617
*	8x8 Inc.	1,265,102	2,454
*	FormFactor Inc.	84,460	2,400
*	Verint Systems Inc.	110,980	2,362
*,1	Navitas Semiconductor Corp.	318,427	2,334
	Frequency Electronics Inc.	87,013	2,315
	OneSpan Inc.	155,544	2,294
*	ACM Research Inc. Class A	74,215	2,253
	Amkor Technology Inc.	99,701	2,249
*	Weave Communications Inc.	284,589	2,077
*	Corsair Gaming Inc.	212,625	1,926
*	Life360 Inc.	25,010	1,916
*,1	Quantum Computing Inc.	126,198	1,873
*	SkyWater Technology Inc.	206,812	1,851
*	Turtle Beach Corp.	111,799	1,626
*	Digital Turbine Inc.	242,295	1,321
*	TSS Inc.	41,983	1,142
*	Sprinklr Inc. Class A	126,350	1,138
*	Blend Labs Inc. Class A	331,876	1,099
*	Porch Group Inc.	86,579	1,093
*	Fastly Inc. Class A	155,977	1,059
*	Teradata Corp.	44,862	939
*	Daktronics Inc.	53,212	863
*	Cerence Inc.	96,573	831
*	Viant Technology Inc. Class A	48,966	710
*	Itron Inc.	5,611	699
*	Alpha & Omega Semiconductor Ltd.	26,248	669
*	Amplitude Inc. Class A	49,183	602
*	SEMrush Holdings Inc. Class A	66,167	593
*	BILL Holdings Inc.	13,319	571
	Sapiens International Corp. NV	18,394	504
*	Upland Software Inc.	233,415	478
*	Intapp Inc.	10,968	439
*	inTEST Corp.	58,088	406
			3,612,429
Materials (2.5%)
*	James Hardie Industries plc ADR	4,060,947	105,341
	Graphic Packaging Holding Co.	3,976,582	88,916
	Cabot Corp.	1,197,549	86,439
*	Axalta Coating Systems Ltd.	2,809,431	79,563
*	Knife River Corp.	421,781	34,789
	Balchem Corp.	178,574	27,227
	Eagle Materials Inc.	54,924	12,319
	United States Lime & Minerals Inc.	98,240	9,783
	Kaiser Aluminum Corp.	116,628	9,017
	Carpenter Technology Corp.	32,130	8,013
	Louisiana-Pacific Corp.	76,285	6,897
	Sealed Air Corp.	232,845	6,815
	Sylvamo Corp.	134,826	6,211
	Innospec Inc.	64,098	5,121
*	Constellium SE	314,469	4,311
*	Compass Minerals International Inc.	106,203	2,117
	Myers Industries Inc.	105,208	1,541
	Sensient Technologies Corp.	10,017	1,125
	Orion SA	112,449	1,091
			496,636
Other (0.6%)
[1,3]	Vanguard Small-Cap ETF	523,200	126,379
*,2	Sesen Bio CVR	1,476,709	—
			126,379
Real Estate (3.3%)
	Phillips Edison & Co. Inc.	2,973,991	100,491
	CareTrust REIT Inc.	3,071,530	97,675
	Rexford Industrial Realty Inc.	2,388,629	87,256
	Essential Properties Realty Trust Inc.	2,771,261	84,496
	Camden Property Trust	697,958	76,217
	Douglas Emmett Inc.	4,152,290	62,949
*	CoStar Group Inc.	401,804	38,248
	Xenia Hotels & Resorts Inc.	2,550,680	32,419

		Shares	Market Value ($000)
	Colliers International Group Inc.	147,648	22,252
*	Jones Lang LaSalle Inc.	46,930	12,688
	DiamondRock Hospitality Co.	1,202,352	9,282
*	Compass Inc. Class A	1,071,527	8,508
	Sunstone Hotel Investors Inc.	825,112	7,220
	Tanger Inc.	59,391	1,783
	Gladstone Commercial Corp.	103,725	1,364
	American Healthcare REIT Inc.	29,883	1,155
	Apartment Investment & Management Co. Class A	118,796	999
	RMR Group Inc. Class A	56,973	915
	UMH Properties Inc.	52,114	848
			646,765
Utilities (1.2%)
	IDACORP Inc.	1,076,162	134,875
	ONE Gas Inc.	1,106,151	80,417
	NRG Energy Inc.	102,812	17,190
	National Fuel Gas Co.	11,138	967
	MGE Energy Inc.	9,849	837
			234,286
Total Common Stocks (Cost $15,121,280)			19,617,500
Temporary Cash Investments (1.2%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.367%	2,292,539	229,231
		Face Amount ($000)
Repurchase Agreements (0.1%)
	Deutsche Bank Securities, Inc. 4.370%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $11,001, collateralized by U.S. Treasury Obligations 0.375%–0.500%, 7/31/2027–10/31/2027, with a value of $11,220)	11,000	11,000
	HSBC Bank USA 4.370%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $10,901, collateralized by U.S. Government Agency Obligations 3.000%–7.000%, 3/1/2047–11/1/2054, with a value of $11,118)	10,900	10,900
			21,900
Total Temporary Cash Investments (Cost $251,097)			251,131
Total Investments (99.9%) (Cost $15,372,377)			19,868,631
Other Assets and Liabilities—Net (0.1%)			14,226
Net Assets (100%)			19,882,857
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $56,392.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $59,071 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	648	71,934	(1,330)

A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,617,405	—	95	19,617,500
Temporary Cash Investments	229,231	21,900	—	251,131
Total	19,846,636	21,900	95	19,868,631
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,330)	—	—	(1,330)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

F.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2025 Market Value ($000)
Nevro Corp.	11,673	—	12,236	(34,367)	34,930	—	—	—
Sterling Check Corp.	95,092	—	99,216	(8,003)	12,127	—	—	—
Vanguard Market Liquidity Fund	311,615	NA1	NA1	45	(35)	9,782	—	229,231
Vanguard Small-Cap ETF	199,620	497,757	557,053	(6,119)	(7,826)	2,831	—	126,379
Total	618,000	497,757	668,505	(48,444)	39,196	12,613	—	355,610
1	Not applicable—purchases and sales are for temporary cash investment purposes.